Business Combinations (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations
Note 2. Business Combinations

Acquisition of LeROI Compressors

On June 5, 2017, the Company acquired 100% of the stock of LeROI Compressors (“LeROI”), a leading North American manufacturer of gas compression equipment and solutions for vapor recovery, biogas and other process and industrial applications. The Company acquired all of the assets and assumed certain liabilities of LeROI for total cash consideration of $20.5 million, net of cash acquired. Included in the cash consideration is an indemnity holdback of $2.0 million recorded in “Accrued liabilities” and expected to be paid by the end of 2021. The revenues and operating income of LeROI are included in the Company’s consolidated financial statements from the acquisition date and are included in the Industrials segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of the Non-Controlling Interest in Tamrotor Kompressorit Oy

On March 3, 2017, the Company acquired the remaining 49% non-controlling interest of Tamrotor Kompressorit Oy (“Tamrotor”), a distributor of the Company’s Industrials segment air compression products. The Company acquired the remaining interest in Tamrotor for total cash consideration of $5.2 million, consisting entirely of payments to the former shareholders. Included in the cash consideration was a holdback of $0.5 million that was paid in the third quarter of 2017. This transaction resulted in an increase to “Capital in excess of par value” of $2.3 million and an increase to “Accumulated other comprehensive loss” of $1.5 million in the Condensed Consolidated Balance Sheets.

Acquisition of ILS Innovative Laborsysteme GmbH and Zinsser Analytic GmbH

On August 31, 2016, the Company acquired 100% of the stock of ILS Innovative Laborsysteme GmbH (“ILS”) and Zinsser Analytic GmbH (“Zinsser Analytic”). ILS is a leading manufacturer of highly specialized micro-syringes and valves that are used in liquid handling instruments and is a global supplier to the world’s leading laboratory equipment manufacturers, laboratories and laboratory consumables distributors. Zinsser Analytic is an established provider of customized automated liquid handling systems, and also offers consumables products including polyethylene that are used in diagnostic or clinical labs. The Company acquired all of the assets and assumed certain liabilities of ILS and Zinsser Analytic for approximately $18.8 million, net of cash acquired. The revenues and operating income of ILS and Zinsser Analytic are included in the Company’s consolidated financial statements from the acquisition date and are included in the Medical segment. None of the goodwill resulting from this acquisition is deductible for tax purposes. During the first quarter of 2017, an incremental working capital true-up payment was made for approximately $0.3 million. This amount is presented within “Net cash paid in business combinations” in the Condensed Consolidated Statements of Cash Flows.

Pro forma information regarding these acquisitions is not considered significant and has not been disclosed.

Note 3: Business Combinations

The Company acquired three businesses during the three years ended December 31, 2016. Proforma information regarding these acquisitions is not considered significant and has not been disclosed.

Acquisitions of ILS Innovative Laborsysteme GmbH and Zinsser Analytic GmbH

On August 31, 2016, the Company acquired 100% of the stock of ILS Innovative Laborsysteme GmbH (“ILS”) and Zinsser Analytic GmbH (“Zinsser Analytic”). ILS is a leading manufacturer of highly specialized micro-syringes and valves that are used in liquid handling instruments and is a global supplier to the world’s leading laboratory equipment manufacturers, laboratories, and laboratory consumables distributors. Zinsser Analytic is an established provider of customized automated liquid handling systems, and also offers consumable products including polyethylene that are used in diagnostic or clinical labs. The Company acquired all of the assets and assumed certain liabilities of ILS and Zinsser Analytic for approximately $18.8 million, net of cash acquired. The operating results of ILS and Zinsser Analytic are included in the Company’s consolidated financial statements from the acquisition date and are included in the Medical segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of TriContinent Scientific, Inc.

On April 30, 2015, the Company acquired 100% of the stock of TriContinent Scientific, Inc (“TriContinent”), a manufacturer of OEM precision syringe pumps and related technologies. This acquisition extended the customer offerings of Medical to include liquid handling systems for the medical diagnostics and biotechnology diagnostic and analytics industries. The Company acquired all of the assets and assumed certain liabilities of TriContinent for total consideration of $30.8 million. Total consideration is comprised of cash of $28.8 million and equity of $2.0 million. Included in the cash consideration was an indemnity holdback of $4.7 million that was paid in the fourth quarter of 2016. The operating results of TriContinent are included in the Company’s consolidated financial statements from the acquisition date and are included in the Medical segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of Garo S.p.A

On October 30, 2014, the Company acquired 100% of the stock of Garo S.p.A. (“Garo”), a manufacturer of liquid ring compressors and packaged systems. The Company acquired all of the assets and assumed certain liabilities of Garo for total cash consideration of $81.8 million, net of cash acquired, consisting entirely of payments to the former shareholders. The operating results of Garo are included in the Company’s consolidated financial statements from the acquisition date and are included in the Energy segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition Revenues and Operating Income (Loss)

The revenue included in the financial statements for these acquisitions subsequent to their date of acquisition was $89.1 million, $59.8 million, and $10.3 million for the years ended December 31, 2016, 2015 and 2014, respectively. For the years ended December 31, 2016 and 2015 operating income included in the financial statements for the acquisitions described above, subsequent to their date of acquisition was $19.6 million and $13.9 million, respectively. For the year ended December 31, 2014 operating loss included in the financial statements for the acquisitions described above, subsequent to their date of acquisition was $0.8 million.